Income Taxes - Schedule of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current expense:
Federal									$ 3,065	$ 3,578	$ 5,170
State									140	48	31
Total									3,205	3,626	5,201
Deferred benefit:
Federal									114	(412)	(1,758)
State									22	22	(63)
Total	$ 810	$ 763	$ 956	$ 811	$ 799	$ 793	$ 799	$ 845	$ 3,341	$ 3,236	$ 3,380